Note 6 - Exploration and Evaluation Assets - Change in Exploration and Evaluation Assets (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Balance at the beginning of year	$ 57,650,312	$ 59,111,999
Mineral rights and property acquired	2,673,343	100,000
Mineral property option payment	51,927	46,495
Write-off of exploration and evaluation assets	(10,091)
Exploration and evaluation assets before reclamation estiamte and currency adjustment	60,365,491	59,258,494
Change in reclamation estimate	(11,579)	(5,579)
Foreign currency translation adjustments	(4,468,184)	(1,602,603)
Balance at the end of year	$ 55,885,728	$ 57,650,312